NET REVENUES (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)
NET REVENUES
Net revenues	¥ 5,185,822	$ 194,690	¥ 1,338,592	¥ 7,389,371	¥ 8,831,390
Retained earnings	25,884,905	$ (10,455,760)		¥ 25,884,905		¥ (71,888,585)
ASU 2014-09 | Adjustment
NET REVENUES
Retained earnings							¥ 0
ASU 2014-09 | Not adopted ASC 606 | Proforma adjustment
NET REVENUES
Net revenues			5,943,984
K12 education assessment services revenue
NET REVENUES
Net revenues	349,057		944,340		235,849
Other revenue
NET REVENUES
Net revenues	4,836,765		394,252		8,595,541
rental income
NET REVENUES
Net revenues	¥ 4,041,142				¥ 7,181,226
rental income | ASU 2014-09 | Adjustment | Other operating income, net
NET REVENUES
Net revenues			¥ 5,943,984